DEPOSITS (Tables)	3 Months Ended
Dec. 31, 2013
DEPOSITS [Abstract]
Schedule of Maturities of Time Deposits
	December 31,	September 30,
	2013	2013
2014	$65,770	$68,378
2015	17,584	17,736
2016	12,527	13,516
2017	23,096	19,343
2018	2,731	5,816
Total	$121,708	$124,789